SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AATP LB, ASL, SEA and WATP [Member]
Tax percentage	1.20%
AATP HK [Member]
Tax percentage		6.20%
AATP LB, ASL, SEA, WATP, and DSY [Member]
Tax percentage		6.50%